Subsequent events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent events (Expressed in Canadian $000’s except per share amounts)

11.	Subsequent events

On October 23, 2012, the Company announced that it had signed a farmout agreement with Aera Energy LLC, whereby Aera has acquired the right to earn a 50% interest in approximately 19,600 net acres of Zodiac lands located in Kings Country, California.